UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savannah-Baltimore Capital Management, LLC
Address: 888 7th Avenue
         Suite 1100
         New York, New York  10019

13F File Number:  28-11571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter M. Mulderry
Title:     Chief Operating Officer/Chief Compliance Officer
Phone:     646-898-4824

Signature, Place, and Date of Signing:

     Peter M. Mulderry     New York, NY/USA     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $785,513 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    59980   910160 SH       SOLE                   910160        0        0
ANHEUSER BUSCH COS INC         COM              035229103    28278   560400 SH  CALL SOLE                   560400        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    10122   199053 SH       SOLE                   199053        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      109        1 SH       SOLE                        1        0        0
BORDERS GROUP INC              COM              099709107    28882  1414406 SH       SOLE                  1414406        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    27395   524214 SH       SOLE                   524214        0        0
COMPTON PETE CORP              COM              204940100    50381  5003071 SH       SOLE                  5003071        0        0
DAIMLERCHRYSLER AG             ORD              D1668R123    17823   217858 SH       SOLE                   217858        0        0
EXPRESS SCRIPTS INC            COM              302182100     8682   107554 SH       SOLE                   107554        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     5036   209745 SH       SOLE                   209745        0        0
FIRST MARBLEHEAD CORP          COM              320771108     6388   142300 SH  PUT  SOLE                   142300        0        0
HEINZ H J CO                   COM              423074103    31844   675799 SH       SOLE                   675799        0        0
HUDSON CITY BANCORP            COM              443683107    22765  1664130 SH       SOLE                  1664130        0        0
IDT CORP                       CL B             448947309    18502  1630153 SH       SOLE                  1630153        0        0
KRAFT FOODS INC                CL A             50075N104    19941   629852 SH       SOLE                   629852        0        0
LEAR CORP                      COM              521865105     7371   201900 SH       SOLE                   201900        0        0
LEVITT CORP                    CL A             52742P108     7961   855067 SH       SOLE                   855067        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    43468  1824862 SH       SOLE                  1824862        0        0
METLIFE INC                    COM              59156R108    28475   450905 SH       SOLE                   450905        0        0
MGIC INVT CORP WIS             COM              552848103    13958   236900 SH       SOLE                   236900        0        0
MICROSOFT CORP                 COM              594918104    49392  1772220 SH       SOLE                  1772220        0        0
OPENWAVE SYS INC               COM NEW          683718308     4075   500000 SH       SOLE                   500000        0        0
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100     7699   240000 SH       SOLE                   240000        0        0
POGO PRODUCING CO              COM              730448107    23445   487430 SH       SOLE                   487430        0        0
PRIDE INTL INC DEL             COM              74153Q102     8579   285000 SH  CALL SOLE                   285000        0        0
PXRE GROUP LTD                 COM              G73018106    14810  3085339 SH       SOLE                  3085339        0        0
QUALCOMM INC                   COM              747525103    46262  1084444 SH       SOLE                  1084444        0        0
RADIAN GROUP INC               COM              750236101     5499   100209 SH       SOLE                   100209        0        0
REGAL ENTMT GROUP              CL A             758766109    18757   943968 SH       SOLE                   943968        0        0
REGAL ENTMT GROUP              CL A             758766109    15896   800000 SH  CALL SOLE                   800000        0        0
RINKER GROUP LTD               SPONSORED ADR    76687M101     2886    39639 SH       SOLE                    39639        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    31647   525000 SH  PUT  SOLE                   525000        0        0
STATE BANCORP INC N.Y          COM              855716106     1380    70000 SH       SOLE                    70000        0        0
TEMPLE INLAND INC              COM              879868107    20909   350000 SH       SOLE                   350000        0        0
TOPPS INC                      COM              890786106     5589   575000 SH       SOLE                   575000        0        0
TRIAD HOSPITALS INC            COM              89579K109    15832   303000 SH       SOLE                   303000        0        0
VERIGY LTD                     SHS              Y93691106    16763   714248 SH       SOLE                   714248        0        0
WEYERHAEUSER CO                COM              962166104    22695   303646 SH       SOLE                   303646        0        0
WILD OATS MARKETS INC          COM              96808B107    11435   628313 SH       SOLE                   628313        0        0
YAHOO INC                      COM              984332106    24602   786244 SH       SOLE                   786244        0        0